UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Global High Income Fund
(formerly DWS Global High Income Fund)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 96.3%
Consumer Discretionary 20.3%
AMC Entertainment, Inc., 5.875%, 2/15/2022 (b)		430,000	436,450
AMC Networks, Inc., 7.75%, 7/15/2021		160,000	175,200
AmeriGas Finance LLC:
6.75%, 5/20/2020		900,000	947,250
7.0%, 5/20/2022		695,000	743,650
APX Group, Inc.:
6.375%, 12/1/2019		390,000	390,000
8.75%, 12/1/2020		55,000	53,625
144A, 8.75%, 12/1/2020		300,000	292,500
Arcelik AS, 144A, 5.0%, 4/3/2023		1,530,000	1,482,187
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		930,000	1,016,025
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		590,000	626,875
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	1,350,000	1,851,103
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		370,000	370,000
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		390,000	374,400
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	756,000
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		280,000	299,600
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	1,485,000	1,941,263
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	400,000	578,470
Cablevision Systems Corp.:
5.875%, 9/15/2022 (b)		215,000	211,775
8.0%, 4/15/2020 (b)		115,000	129,663
CCO Holdings LLC:
6.5%, 4/30/2021		1,180,000	1,227,200
6.625%, 1/31/2022		850,000	892,500
7.375%, 6/1/2020		105,000	112,088
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,216,000	1,170,400
144A, 6.375%, 9/15/2020		2,260,000	2,327,800
CET 21 spol sro, 144A, 9.0%, 11/1/2017	EUR	1,000,000	1,404,329
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		1,050,000	1,077,562
11.25%, 3/1/2021		505,000	555,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		255,000	266,475
Series B, 6.5%, 11/15/2022		690,000	724,500
Series A, 7.625%, 3/15/2020		210,000	219,450
Series B, 7.625%, 3/15/2020		2,165,000	2,273,250
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		1,865,000	1,874,325
Crown Media Holdings, Inc., 10.5%, 7/15/2019		525,000	582,750
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		1,035,000	991,012
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		705,000	722,625
DISH DBS Corp.:
4.25%, 4/1/2018		535,000	543,025
5.0%, 3/15/2023		700,000	686,000
6.75%, 6/1/2021		90,000	99,000
7.875%, 9/1/2019		565,000	649,750
Getty Images, Inc., 144A, 7.0%, 10/15/2020 (b)		575,000	516,063
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		415,000	408,775
Harron Communications LP, 144A, 9.125%, 4/1/2020		500,000	555,000
Hot Topic, Inc., 144A, 9.25%, 6/15/2021 (b)		285,000	313,500
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	1,335,000	1,824,278
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		200,000	205,000
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		305,000	308,050
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		105,000	105,000
144A, 7.0%, 9/1/2020		685,000	738,087
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		680,000	707,200
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		105,000	106,050
6.375%, 4/1/2023		790,000	813,700
Mediacom LLC, 7.25%, 2/15/2022		205,000	220,375
MGM Resorts International, 8.625%, 2/1/2019		960,000	1,118,400
Numericable Group SA:
144A, 4.875%, 5/15/2019		1,045,000	1,050,225
144A, 6.0%, 5/15/2022		1,560,000	1,567,800
144A, 6.25%, 5/15/2024		460,000	462,300
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		490,000	504,700
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	227,950
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		585,000	649,350
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		435,000	457,838
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		420,000	429,450
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	1,560,000	2,398,162
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		565,000	563,588
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		465,000	458,025
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022 (b)		290,000	301,600
Travelport LLC:
144A, 6.352% **, 3/1/2016		307,523	306,600
144A, 13.875%, 3/1/2016 (PIK)		96,783	97,654
TVN Finance Corp. III AB, 144A, 7.875%, 11/15/2018	EUR	800,000	1,124,802
UCI International, Inc., 8.625%, 2/15/2019		220,000	203,500
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,490,000	1,497,450
Unitymedia KabelBW GmbH:
144A, 9.5%, 3/15/2021	EUR	3,000,000	4,537,966
144A, 9.625%, 12/1/2019	EUR	1,525,000	2,175,099
Univision Communications, Inc.:
144A, 7.875%, 11/1/2020		250,000	268,750
144A, 8.5%, 5/15/2021 (b)		270,000	291,600
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		390,000	428,025
Visant Corp., 10.0%, 10/1/2017 (b)		845,000	819,650
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		300,000	295,500
Wynn Macau Ltd., 144A, 5.25%, 10/15/2021		4,775,000	4,775,000

			64,907,639
Consumer Staples 4.2%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		345,000	364,865
Chiquita Brands International, Inc., 7.875%, 2/1/2021		356,000	380,920
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		490,000	483,875
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		1,360,000	1,455,200
JBS Investments GmbH:
144A, 7.25%, 4/3/2024 (b)		1,040,000	1,073,800
144A, 7.75%, 10/28/2020		795,000	852,637
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		1,050,000	1,123,500
144A, 8.25%, 2/1/2020		305,000	329,400
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		790,000	846,288
Post Holdings, Inc.:
144A, 6.0%, 12/15/2022 (b)		405,000	400,950
144A, 6.75%, 12/1/2021		880,000	914,100
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		2,730,000	2,784,600
6.875%, 2/15/2021		1,000,000	1,053,750
8.25%, 2/15/2021 (b)		410,000	434,600
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		425,000	444,125
Smithfield Foods, Inc., 6.625%, 8/15/2022		360,000	388,800

			13,331,410
Energy 10.4%
American Energy-Permian Basin LLC:
144A, 6.741% **, 8/1/2019		200,000	193,000
144A, 7.125%, 11/1/2020		395,000	381,175
144A, 7.375%, 11/1/2021		395,000	381,175
Antero Resources Finance Corp., 5.375%, 11/1/2021		210,000	212,625
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		195,000	193,538
144A, 5.625%, 6/1/2024		195,000	192,075
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		370,000	377,400
6.75%, 11/1/2020		845,000	870,350
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		385,000	402,325
8.625%, 10/15/2020		410,000	440,750
Chaparral Energy, Inc., 7.625%, 11/15/2022		685,000	717,537
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		210,000	212,363
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		315,000	325,238
7.75%, 4/1/2019		580,000	613,350
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		750,000	810,000
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		1,080,000	1,147,500
EP Energy LLC:
6.875%, 5/1/2019		645,000	675,637
7.75%, 9/1/2022		540,000	588,600
9.375%, 5/1/2020		300,000	332,250
EV Energy Partners LP, 8.0%, 4/15/2019		825,000	862,125
EXCO Resources, Inc., 8.5%, 4/15/2022		130,000	130,650
Halcon Resources Corp.:
8.875%, 5/15/2021 (b)		646,500	670,744
9.75%, 7/15/2020		1,005,000	1,075,350
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		395,000	390,063
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	214,225
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		345,000	344,138
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		785,000	824,250
Linn Energy LLC, 6.25%, 11/1/2019 (b)		920,000	933,800
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		815,000	837,412
144A, 6.5%, 3/15/2021		425,000	436,688
144A, 7.0%, 3/31/2024		1,025,000	1,083,937
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		395,000	384,138
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		1,145,000	1,182,212
10.75%, 10/1/2020 (b)		1,125,000	1,212,187
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		585,000	615,712
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		395,000	393,025
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,125,000	1,186,875
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		305,000	323,300
144A, 6.875%, 3/15/2022		835,000	903,887
6.875%, 1/15/2023		230,000	248,975
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		735,000	725,812
7.5%, 11/1/2019		1,425,000	1,467,750
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		1,590,000	1,480,687
Regency Energy Partners LP:
5.0%, 10/1/2022		255,000	251,813
5.875%, 3/1/2022		55,000	57,475
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		1,430,000	1,480,050
5.625%, 4/15/2023		320,000	324,800
Samson Investment Co., 144A, 10.75%, 2/15/2020 (b)		300,000	303,750
SandRidge Energy, Inc., 7.5%, 3/15/2021		1,195,000	1,242,800
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		100,000	100,500
Seventy Seven Operating LLC, 6.625%, 11/15/2019		265,000	278,250
Swift Energy Co., 7.875%, 3/1/2022 (b)		490,000	512,050
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		290,000	289,638
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	1,040,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		520,000	544,700

			33,420,656
Financials 5.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		885,000	958,013
CIT Group, Inc., 3.875%, 2/19/2019		2,150,000	2,139,250
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		650,000	690,463
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		935,000	937,244
E*TRADE Financial Corp., 6.375%, 11/15/2019		1,105,000	1,174,062
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	1,785,000	2,270,694
Hellas Telecommunications Finance, 144A, 8.203% **, 7/15/2015 (PIK) *	EUR	513,190	0
Morgan Stanley, Series H, 5.45%, 7/29/2049		315,000	315,394
MPT Operating Partnership LP:
(REIT), 5.75%, 10/1/2020	EUR	815,000	1,167,828
(REIT), 6.375%, 2/15/2022		215,000	228,975
(REIT), 6.875%, 5/1/2021		525,000	564,375
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		300,000	314,250
144A, 5.875%, 3/15/2022		510,000	545,700
Popular, Inc., 7.0%, 7/1/2019		300,000	301,650
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		1,600,000	1,674,000
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		520,000	529,620
UniCredit SpA, 8.0%, 4/3/2049		2,500,000	2,618,750
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		1,300,000	1,329,250

			17,759,518
Health Care 5.0%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		210,000	220,500
Biomet, Inc.:
6.5%, 8/1/2020		670,000	722,695
6.5%, 10/1/2020		190,000	201,917
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,107,000
7.125%, 7/15/2020		1,230,000	1,313,025
Community Health Systems, Inc.:
144A, 5.125%, 8/1/2021		110,000	110,825
144A, 6.875%, 2/1/2022		430,000	439,675
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		1,045,000	997,975
Endo Finance LLC:
144A, 5.375%, 1/15/2023		455,000	439,075
144A, 5.75%, 1/15/2022		425,000	422,875
HCA, Inc., 7.5%, 2/15/2022		799,000	904,867
Hologic, Inc., 6.25%, 8/1/2020		370,000	385,725
HomeVi SAS, 144A, 6.875%, 8/15/2021 (c)	EUR	2,220,000	2,972,691
IMS Health, Inc., 144A, 6.0%, 11/1/2020		485,000	506,825
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		525,000	536,813
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		980,000	1,046,150
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		565,000	620,088
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		315,000	329,175
Valeant Pharmaceuticals International, 144A, 6.375%, 10/15/2020		495,000	511,088
Valeant Pharmaceuticals International, Inc., 144A, 7.5%, 7/15/2021		2,100,000	2,268,000

			16,056,984
Industrials 11.8%
ADT Corp.:
3.5%, 7/15/2022 (b)		300,000	265,500
4.125%, 4/15/2019 (b)		90,000	88,875
6.25%, 10/15/2021 (b)		310,000	320,850
Aguila 3 SA, 144A, 7.875%, 1/31/2018		1,495,000	1,564,144
Armored Autogroup, Inc., 9.25%, 11/1/2018 (b)		640,000	665,600
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		510,000	502,350
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	3,120,000	4,491,174
BakerCorp International, Inc., 8.25%, 6/1/2019		605,000	611,050
Belden, Inc., 144A, 5.5%, 9/1/2022		655,000	671,375
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		310,000	300,313
144A, 5.75%, 3/15/2022 (b)		3,700,000	3,616,750
144A, 6.0%, 10/15/2022		520,000	509,600
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		265,000	268,975
Casella Waste Systems, Inc., 7.75%, 2/15/2019 (b)		715,000	736,450
Covanta Holding Corp., 5.875%, 3/1/2024		425,000	431,375
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		535,000	577,800
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		430,000	441,825
DigitalGlobe, Inc., 5.25%, 2/1/2021		290,000	283,838
Ducommun, Inc., 9.75%, 7/15/2018		615,000	678,037
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	790,000	1,142,689
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,175,000	1,165,012
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		950,000	983,250
FTI Consulting, Inc.:
6.0%, 11/15/2022		390,000	398,288
6.75%, 10/1/2020		10,000	10,550
Garda World Security Corp., 144A, 7.25%, 11/15/2021		315,000	320,513
Gates Global LLC:
144A, 5.75%, 7/15/2022	EUR	150,000	193,828
144A, 6.0%, 7/15/2022		390,000	380,250
GenCorp, Inc., 7.125%, 3/15/2021		940,000	1,017,362
Huntington Ingalls Industries, Inc., 7.125%, 3/15/2021		105,000	112,350
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		1,085,000	1,143,319
Meritor, Inc.:
6.25%, 2/15/2024		425,000	436,687
6.75%, 6/15/2021 (b)		585,000	620,100
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,570,000	1,597,475
8.125%, 2/15/2019		755,000	771,987
Nortek, Inc., 8.5%, 4/15/2021		800,000	868,000
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	300,000	408,343
Oshkosh Corp., 5.375%, 3/1/2022		322,500	329,756
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022 (b)		540,000	504,900
Sanmina Corp., 144A, 4.375%, 6/1/2019		50,000	49,500
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		555,000	555,000
6.75%, 12/15/2020		400,000	426,000
Techem Energy Metering Service GmbH & Co., KG, 144A, 7.875%, 10/1/2020	EUR	200,000	297,939
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	800,000	1,143,549
Titan International, Inc., 6.875%, 10/1/2020		1,230,000	1,248,450
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		515,000	517,575
144A, 6.5%, 7/15/2024		310,000	313,100
7.5%, 7/15/2021		1,705,000	1,862,712
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		260,000	258,700
United Rentals North America, Inc.:
6.125%, 6/15/2023		45,000	46,547
7.375%, 5/15/2020		695,000	745,387
7.625%, 4/15/2022		695,000	766,237
Watco Companies LLC, 144A, 6.375%, 4/1/2023		280,000	284,200

			37,945,436
Information Technology 4.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	216,275
Adria Bidco BV, 144A, 7.875%, 11/15/2020	EUR	2,730,000	3,865,804
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		485,000	501,975
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		405,000	424,238
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		900,000	895,500
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		630,000	585,900
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		290,000	290,725
CyrusOne LP, 6.375%, 11/15/2022		195,000	205,725
EarthLink Holdings Corp., 7.375%, 6/1/2020		475,000	503,500
Entegris, Inc., 144A, 6.0%, 4/1/2022		310,000	320,075
Equinix, Inc., 7.0%, 7/15/2021		420,000	457,800
First Data Corp.:
144A, 6.75%, 11/1/2020		877,000	925,235
144A, 7.375%, 6/15/2019		470,000	493,500
144A, 8.75%, 1/15/2022 (PIK)		1,795,000	1,927,381
144A, 8.875%, 8/15/2020		885,000	966,862
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		530,000	545,900
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		475,000	524,281
7.625%, 6/15/2021		415,000	468,950
NCR Corp.:
5.875%, 12/15/2021		105,000	108,675
6.375%, 12/15/2023		265,000	280,900
NXP BV, 144A, 3.75%, 6/1/2018		510,000	504,900
Ymobile Corp., 144A, 8.25%, 4/1/2018		610,000	651,938

			15,666,039
Materials 16.7%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,130,000
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	300,000	393,279
144A, 9.125%, 10/15/2020		2,750,000	2,970,000
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		310,000	313,875
Berry Plastics Corp.:
5.5%, 5/15/2022		855,000	833,625
9.75%, 1/15/2021		835,000	931,025
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		624,986	653,110
Cascades, Inc., 144A, 5.5%, 7/15/2022		300,000	296,250
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	2,750,000	4,124,275
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025 (b)		595,000	593,513
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		520,000	551,200
Crown European Holdings SA, 144A, 4.0%, 7/15/2022	EUR	2,490,000	3,371,785
CSN Resources SA, 144A, 6.5%, 7/21/2020 (b)		4,450,000	4,561,250
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		415,000	447,532
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		994,000	1,013,880
144A, 7.0%, 2/15/2021		994,000	1,023,820
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		1,235,000	1,256,612
144A, 8.25%, 11/1/2019 (b)		520,000	557,700
Greif Nevada Holdings, Inc. SCS, 144A, 7.375%, 7/15/2021	EUR	5,000,000	7,967,349
Greif, Inc., 7.75%, 8/1/2019		190,000	214,700
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		995,000	1,034,800
8.875%, 2/1/2018		660,000	681,120
Huntsman International LLC, 5.125%, 4/15/2021	EUR	1,845,000	2,586,663
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		580,000	533,600
Kaiser Aluminum Corp., 8.25%, 6/1/2020		500,000	560,000
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,200,937
Novelis, Inc., 8.75%, 12/15/2020		855,000	923,400
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	3,235,000	5,068,238
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		990,000	1,056,825
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		515,000	536,888
Polymer Group, Inc., 7.75%, 2/1/2019		490,000	514,500
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		510,000	527,850
144A, 8.25%, 1/15/2021 (b)		310,000	321,625
Sealed Air Corp., 144A, 8.375%, 9/15/2021		290,000	324,075
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		420,000	413,700
SPCM SA, 144A, 6.0%, 1/15/2022		815,000	867,975
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		405,000	409,050
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (b)		1,595,000	1,595,000

			53,361,026
Telecommunication Services 15.5%
Altice Financing SA:
144A, 6.5%, 1/15/2022		330,000	339,075
144A, 7.875%, 12/15/2019		445,000	480,098
Altice Finco SA:
144A, 8.125%, 1/15/2024		200,000	212,500
144A, 9.875%, 12/15/2020		445,000	502,850
Altice SA, 144A, 7.25%, 5/15/2022	EUR	890,000	1,236,445
B Communications Ltd., 144A, 7.375%, 2/15/2021		530,000	563,787
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		185,000	192,863
Cincinnati Bell, Inc., 8.375%, 10/15/2020		2,780,000	3,016,300
CommScope, Inc., 144A, 5.0%, 6/15/2021		515,000	509,850
CPI International, Inc., 8.75%, 2/15/2018		475,000	496,375
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		520,000	527,800
144A, 8.25%, 9/30/2020		2,908,000	3,133,370
Frontier Communications Corp.:
7.125%, 1/15/2023		955,000	988,425
8.5%, 4/15/2020		190,000	218,975
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		835,000	801,600
7.25%, 10/15/2020		2,255,000	2,379,025
7.5%, 4/1/2021		2,370,000	2,529,975
Intelsat Luxembourg SA:
7.75%, 6/1/2021		1,195,000	1,221,887
8.125%, 6/1/2023		185,000	192,400
Level 3 Communications, Inc., 8.875%, 6/1/2019		105,000	113,400
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022 (c)		1,395,000	1,368,844
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021 (b)		320,000	331,200
7.0%, 6/1/2020		1,425,000	1,515,844
8.625%, 7/15/2020		610,000	663,375
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		815,000	855,750
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,390,000	1,372,625
Pacnet Ltd., 144A, 9.0%, 12/12/2018		330,000	359,700
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	140,266
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	1,300,000	1,792,988
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		1,995,000	2,229,412
SBA Communications Corp., 5.625%, 10/1/2019		385,000	399,438
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		500,000	562,500
144A, 9.0%, 11/15/2018		1,690,000	1,981,525
Sprint Corp., 144A, 7.125%, 6/15/2024		2,015,000	2,055,300
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022		210,000	216,038
Telenet Finance III Luxembourg SCA, 144A, 6.625%, 2/15/2021	EUR	1,000,000	1,436,131
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	2,575,000	3,664,454
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	435,000	634,936
144A, 6.75%, 8/15/2024	EUR	435,000	653,667
tw telecom holdings, Inc.:
5.375%, 10/1/2022		100,000	108,250
6.375%, 9/1/2023		490,000	554,312
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	353,425
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,965,000	2,132,025
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		625,000	668,750
Wind Acquisition Finance SA:
144A, 4.203% **, 7/15/2020	EUR	400,000	538,400
144A, 6.5%, 4/30/2020		380,000	403,750
Windstream Corp.:
6.375%, 8/1/2023		490,000	483,875
7.5%, 4/1/2023		765,000	814,725
7.75%, 10/15/2020		130,000	139,100
7.75%, 10/1/2021		1,365,000	1,472,494

			49,560,099
Utilities 2.0%
AES Corp., 3.229% **, 6/1/2019		350,000	348,250
Calpine Corp.:
5.375%, 1/15/2023 (b)		490,000	480,200
5.75%, 1/15/2025 (b)		490,000	478,975
Enel SpA, 144A, 8.75%, 9/24/2073		1,800,000	2,124,000
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		1,000,000	740,000
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		1,530,000	1,530,000
7.875%, 5/15/2021		445,000	482,825
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		395,000	389,075

			6,573,325

Total Corporate Bonds (Cost $297,737,110)			308,582,132
Government & Agency Obligations 0.4%
Other Government Related (d)
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		400,000	399,000
Vimpel Communications, 144A, 6.493%, 2/2/2016		870,000	891,750

Total Government & Agency Obligations (Cost $1,258,192)			1,290,750
Loan Participations and Assignments 0.3%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
DaVita HealthCare Partners, Inc., Term Loan B, 3.75%, 6/24/2021		870,000	869,552
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		69,545	71,388

Total Loan Participations and Assignments (Cost $1,648,226)			940,940
Convertible Bonds 0.9%
Consumer Discretionary 0.1%
Live Nation Entertainment, Inc., 144A, 2.5%, 5/15/2019		295,000	302,744
Materials 0.8%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		1,281,636	2,580,574

Total Convertible Bonds (Cost $1,568,464)			2,883,318
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $778,325)		1,279,000	1,157,495

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (e)		21	62,603
Trump Entertainment Resorts, Inc.*		72	0

			62,603
Industrials 0.0%
Congoleum Corp.*		23,760	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		18,710	14,463
GEO Specialty Chemicals, Inc. 144A*		1,703	1,316

			15,779

Total Common Stocks (Cost $292,203)			78,382
Preferred Stock 0.7%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $2,014,634)		2,159	2,159,000
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		118,267	90,533
Hercules Trust II, Expiration Date 3/31/2029*		1,219	7,978

Total Warrants (Cost $239,283)			98,511
Securities Lending Collateral 9.8%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $31,390,228)		31,390,228	31,390,228
Cash Equivalents 0.9%
Central Cash Management Fund, 0.06% (f) (Cost $2,761,625)		2,761,625	2,761,625

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $339,688,290) †		109.7	351,342,381
Other Assets and Liabilities, Net		(9.7)	(30,955,455)

Net Assets		100.0	320,386,926

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	708,969	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	1,000,000	USD	581,366	740,000
Hellas Telecommunications Finance*	8.203%	7/15/2015	513,190	EUR	146,073	0
					1,436,408	740,000

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2014.

†
The cost for federal income tax purposes was $339,688,290.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $11,654,091.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,809,460 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,155,369.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $29,998,530, which is 9.4% of net assets.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	75,637	62,603	0.02

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At July 31, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2015	1,020,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	62,362	(18,183)	80,545
6/21/2010 9/20/2015	600,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	36,684	(51,850)	88,534
6/21/2010 9/20/2015	200,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	12,229	(13,791)	26,020
6/21/2010 9/20/2015	325,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	19,871	(30,875)	50,746
6/20/2011 9/20/2016	890,000	5	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, CCC+	13,715	14,188	(473)
9/20/2011 12/20/2016	1,500,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	174,198	32,114	142,084
12/20/2011 3/20/2017	720,000	2	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	77,137	15,998	61,139
9/20/2012 12/20/2017	960,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	134,364	48,349	86,015
6/20/2013 9/20/2018	1,350,000	1	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	158,304	66,369	91,935
6/20/2013 9/20/2018	1,235,000	3	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	167,808	81,693	86,115
6/20/2013 9/20/2018	530,000	2	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	75,096	39,183	35,913
Total net unrealized appreciation	748,573

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Bank of America
2	Credit Suisse
3	Goldman Sachs & Co.
4	JPMorgan Chase Securities, Inc.
5	Barclays Bank PLC
6	UBS AG
As of July 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	2,972,406	EUR	2,220,000	8/7/2014	353	Citigroup, Inc.
EUR	51,084,000	USD	68,803,149	8/26/2014	393,355	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					393,708

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	2,220,000	USD	2,972,638	8/26/2014	(303)	Citigroup, Inc.
USD	1,842,817	EUR	1,368,375	8/26/2014	(10,340)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(10,643)

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(j)
Corporate Bonds	$—	$308,582,132	$0	$308,582,132
Government & Agency Obligations	—	1,290,750	—	1,290,750
Loan Participations and Assignments	—	940,940	0	940,940
Convertible Bonds	—	302,744	2,580,574	2,883,318
Preferred Security	—	1,157,495	—	1,157,495
Common Stocks(j)	—	—	78,382	78,382
Preferred Stock	—	2,159,000	—	2,159,000
Warrants(j)	—	—	98,511	98,511
Short-Term Investments(j)	34,151,853	—	—	34,151,853
Derivatives(k)
Credit Default Swap Contracts	—	749,046	—	749,046
Forward Foreign Currency Exchange Contracts	—	393,708		393,708
Total	$34,151,853	$315,575,815	$2,757,467	$352,485,135
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Credit Default Swap Contracts	$—	$(473)	$—	$(473)
Forward Foreign Currency Exchange Contracts	—	(10,643)	—	(10,643)
Total	$—	$(11,116)	$—	$(11,116)

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$748,573	$—
Foreign Exchange Contracts	$—	$383,065

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014